Financial Risk Management - Summary of Financial Instruments (Details)	Jun. 30, 2022 AUD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 AUD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 AUD ($)	Jun. 30, 2019 AUD ($)
Financial assets
Cash and cash equivalents	$ 207,083,935			$ 136,663,976			$ 38,807,662	$ 6,054,664
Trade and other receivables	3,558,016			2,042,963
Financial assets at fair value through profit or loss	24,179,998
Total financial assets	234,821,949			138,706,939
Financial liabilities
Trade payables	3,847,509		$ 804,376	1,823,898		$ 460,536
Lease liabilities	7,755,532			7,531,188
Borrowings	53,626,542	$ 13,376		6,263,625	$ 1,919
Total financial liabilities	$ 65,229,583			$ 15,618,711